Condensed financial information of the parent company (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
OTHER INCOME (EXPENSE)
Expensed deferred IPO costs	$ (150,000)
Total other expense, net	(54,267)	(201,287)	(237,519)
NET INCOME (LOSS)	962,740	1,509,332	(4,222)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	119,645	(73,751)	(97,961)
COMPREHENSIVE INCOME (LOSS)	1,082,385	1,435,581	(102,183)
Parent Company [Member]
OTHER INCOME (EXPENSE)
Equity income (loss) of subsidiaries	1,112,740	1,509,332	(4,222)
Expensed deferred IPO costs	(150,000)
Total other expense, net	962,740	1,509,332	(4,222)
NET INCOME (LOSS)	962,740	1,509,332	(4,222)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	119,645	(73,751)	(97,961)
COMPREHENSIVE INCOME (LOSS)	$ 1,082,385	$ 1,435,581	$ (102,183)